Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue recognition
Revenues	¥ 44,280,720	$ 6,066,434	¥ 38,418,915	¥ 35,376,996
Revenue (in percent)	100.00%	100.00%	100.00%	100.00%
Express delivery services
Revenue recognition
Revenues	¥ 40,953,034	$ 5,610,543	¥ 35,488,060	¥ 32,575,698
Revenue (in percent)	92.50%	92.50%	92.40%	92.10%
Freight forwarding services
Revenue recognition
Revenues	¥ 885,410	$ 121,301	¥ 906,802	¥ 1,212,677
Revenue (in percent)	2.00%	2.00%	2.40%	3.40%
Sale of accessories
Revenue recognition
Revenues	¥ 2,300,392	$ 315,152	¥ 1,876,624	¥ 1,384,674
Revenue (in percent)	5.20%	5.20%	4.90%	3.90%
Others
Revenue recognition
Revenues	¥ 141,884	$ 19,438	¥ 147,429	¥ 203,947
Revenue (in percent)	0.30%	0.30%	0.30%	0.60%